Warrants (Narrative) (Details)	9 Months Ended	12 Months Ended
	Oct. 31, 2015 USD ($) yr shares	Jan. 31, 2015 USD ($) yr
Warrants 1		59,566,708
Warrants 2 | yr		1.1
Warrants 3		$ 0.024
Warrants 4		0
Warrants 5		$ 109,275
Warrants 1	104,435,056
Warrants 2 | yr	1.85
Warrants 3	$ 0.009
Warrants 4	$ 0
Warrants 5 | shares	5,882,352
Warrants 6	$ 0.0048
Warrants 7 | shares	33,613,445
Warrants 8	$ 0.0025
Warrants 9 | shares	1,846,154
Warrants 10	$ 0.0023
Warrants 11 | shares	2,822,912
Warrants 12	$ 0.0021
Warrants 13 | shares	16,077,170
Warrants 14	$ 0.0022
Warrants 15 | shares	1,851,852
Warrants 16	$ 0.0023